Equity Offerings - Schedule of Equity Offerings (Detail) - USD ($) $ in Thousands			12 Months Ended
	Jun. 02, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014
Equity [Abstract]
Gross proceeds received			$ 121,224	$ 152,014
Less: Underwriters' discount			4,300	4,991
Less: Offering expenses			293	340
Net proceeds received	$ 116,600	$ 146,700	$ 116,631	$ 146,683